Commitments and Contingencies - Additional Information (Detail) - USD ($)	Jan. 11, 2021	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable		$ 7,258,021	$ 7,258,021
Bakkt Pubco [Member]
Commitments And Contingencies [Line Items]
Business combination, consideration received through shares	208,200,000
Underwriting Agreement [Member]
Commitments And Contingencies [Line Items]
Deferred underwriting fee payable per share		$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 7,258,021	$ 7,258,021
Class A [Member] | Subscription Agreement [Member] | Pipe Investors [Member]
Commitments And Contingencies [Line Items]
Common stock shares subscribed but not yet issued	32,500,000
Common stock shares subscribed value	$ 325,000,000
Common Class V [Member] | Bakkt Pubco [Member]
Commitments And Contingencies [Line Items]
Business combination, consideration received through shares	208,200,000